UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,051.20	$ 2.85
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81
Service Class
Actual	$ 1,000.00	$ 1,050.70	$ 3.36
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2
Actual	$ 1,000.00	$ 1,050.00	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2R
Actual	$ 1,000.00	$ 1,049.90	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class
Actual	$ 1,000.00	$ 1,050.50	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%
Investor Class	.69%

Semiannual Report

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.1	3.1
Bank of America Corp.	3.3	3.0
Citigroup, Inc.	2.6	2.7
American International Group, Inc.	2.5	2.7
JPMorgan Chase & Co.	2.3	2.3
AT&T, Inc.	1.9	1.7
Total SA sponsored ADR	1.6	2.1
Schlumberger Ltd. (NY Shares)	1.5	1.3
BellSouth Corp.	1.5	1.2
Wachovia Corp.	1.5	1.5
	22.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.8	28.9
Energy	13.1	11.8
Consumer Discretionary	12.1	11.9
Industrials	11.3	11.0
Information Technology	8.2	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 99.1%		Stocks 98.8%
	Bonds 0.6%		Bonds 0.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.9%	** Foreign investments	11.8%

Semiannual Report

VIP Equity-Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	336,400	$ 5,755,804
Johnson Controls, Inc.	203,425	16,725,604
		22,481,408
Automobiles - 1.3%
General Motors Corp. (d)	976,400	29,086,956
Harley-Davidson, Inc.	249,400	13,689,566
Hyundai Motor Co.	187,710	15,947,535
Monaco Coach Corp.	188,200	2,390,140
Renault SA	229,101	24,617,544
Toyota Motor Corp. sponsored ADR	430,700	45,046,913
Winnebago Industries, Inc. (d)	374,700	11,630,688
		142,409,342
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,580,000	12,861,200
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	207,165	9,040,681
McDonald's Corp.	373,000	12,532,800
WMS Industries, Inc. (a)	217,600	5,960,064
		27,533,545
Household Durables - 1.2%
Newell Rubbermaid, Inc.	2,509,600	64,822,968
Sony Corp. sponsored ADR	289,900	12,767,196
Whirlpool Corp.	624,534	51,617,735
		129,207,899
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	899,869	15,531,739
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. (d)	1,464,000	34,813,920
Media - 5.5%
CBS Corp. Class B	1,667,943	45,117,858
Clear Channel Communications, Inc.	2,831,900	87,647,305
Comcast Corp. Class A (a)	2,427,891	79,489,151
Discovery Holding Co. Class A (a)	368,167	5,386,283
Gannett Co., Inc.	289,800	16,208,514
Liberty Media Holding Corp. - Capital Series A (a)	179,973	15,076,338
Live Nation, Inc. (a)	434,225	8,840,821
McGraw-Hill Companies, Inc.	41,500	2,084,545
News Corp. Class A	1,140,016	21,865,507
NTL, Inc.	812,888	20,240,899
The McClatchy Co. Class A (d)	153,591	6,162,071
The New York Times Co. Class A (d)	929,525	22,810,544
The Reader's Digest Association, Inc. (non-vtg.)	1,481,965	20,688,231
The Walt Disney Co.	1,800,000	54,000,000
Time Warner, Inc.	5,798,350	100,311,455

	Shares	Value (Note 1)
Viacom, Inc. Class B (non-vtg.) (a)	1,503,743	$ 53,894,149
Vivendi Universal SA sponsored ADR	708,000	24,716,280
		584,539,951
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	1,704,756	29,117,237
Dollar Tree Stores, Inc. (a)	1,349,400	35,759,100
Family Dollar Stores, Inc.	1,072,100	26,191,403
Federated Department Stores, Inc.	1,100,800	40,289,280
Sears Holdings Corp. (a)	67,387	10,434,203
		141,791,223
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,019,650	44,232,417
Home Depot, Inc.	549,700	19,673,763
OfficeMax, Inc.	146,000	5,949,500
RadioShack Corp.	1,425,700	19,959,800
Tiffany & Co., Inc.	229,800	7,587,996
		97,403,476
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	553,040	20,495,662
VF Corp.	229,300	15,574,056
		36,069,718
TOTAL CONSUMER DISCRETIONARY		1,244,643,421
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	1,222,900	55,752,011
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	2,665,800	128,411,586
Food Products - 0.5%
Corn Products International, Inc.	620,700	18,993,420
Kraft Foods, Inc. Class A	1,170,900	36,180,810
		55,174,230
Household Products - 1.6%
Colgate-Palmolive Co.	1,855,400	111,138,460
Kimberly-Clark Corp.	763,600	47,114,120
Procter & Gamble Co.	265,442	14,758,575
		173,011,155
Personal Products - 0.6%
Avon Products, Inc.	1,950,070	60,452,170
Tobacco - 1.2%
Altria Group, Inc.	1,684,600	123,700,178
TOTAL CONSUMER STAPLES		596,501,330
ENERGY - 13.1%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,109,100	90,779,835
BJ Services Co.	726,890	27,083,921
Halliburton Co.	475,800	35,309,118
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	639,300	$ 47,576,706
Schlumberger Ltd. (NY Shares)	2,496,120	162,522,373
		363,271,953
Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	589,980	40,266,135
BP PLC sponsored ADR	1,406,942	97,937,233
Chevron Corp.	2,076,142	128,845,373
ConocoPhillips	893,000	58,518,290
Double Hull Tankers, Inc.	409,300	5,513,271
El Paso Corp.	1,042,900	15,643,500
EOG Resources, Inc.	393,300	27,271,422
Exxon Mobil Corp.	7,122,636	436,973,712
Hess Corp.	186,200	9,840,670
Kerr-McGee Corp.	290,000	20,111,500
Lukoil Oil Co. sponsored ADR	208,400	17,505,600
Total SA sponsored ADR	2,570,392	168,412,084
Williams Companies, Inc.	558,100	13,037,216
		1,039,876,006
TOTAL ENERGY		1,403,147,959
FINANCIALS - 27.6%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	604,702	27,012,038
Bank of New York Co., Inc.	2,702,300	87,014,060
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	624,500	13,895,125
Mellon Financial Corp.	1,543,000	53,125,490
Merrill Lynch & Co., Inc.	1,213,600	84,418,016
Morgan Stanley	1,781,500	112,608,615
Nomura Holdings, Inc.	935,000	17,578,000
State Street Corp.	462,153	26,846,468
		422,497,812
Commercial Banks - 4.3%
Bank of China Ltd. (H Shares)	9,754,000	4,427,214
Comerica, Inc.	187,900	9,768,921
KeyCorp	728,500	25,992,880
Kookmin Bank sponsored ADR	389,000	32,310,340
Lloyds TSB Group PLC	2,118,800	20,828,563
Marshall & Ilsley Corp.	416,300	19,041,562
Royal Bank of Scotland Group PLC	592,888	19,497,121
U.S. Bancorp, Delaware	1,479,938	45,700,485
Wachovia Corp.	2,890,461	156,316,131
Wells Fargo & Co.	1,832,200	122,903,976
		456,787,193
Consumer Finance - 0.5%
American Express Co.	1,045,196	55,625,331

	Shares	Value (Note 1)
Diversified Financial Services - 8.3%
Bank of America Corp.	7,302,777	$ 351,263,574
Citigroup, Inc.	5,713,019	275,596,037
FirstRand Ltd.	6,223,429	14,668,891
JPMorgan Chase & Co.	5,797,712	243,503,904
		885,032,406
Insurance - 7.6%
ACE Ltd.	2,159,796	109,264,080
Allianz AG sponsored ADR	1,071,900	16,936,020
Allstate Corp.	1,134,400	62,085,712
American International Group, Inc.	4,414,350	260,667,368
Genworth Financial, Inc. Class A (non-vtg.)	993,700	34,620,508
Hartford Financial Services Group, Inc.	912,800	77,222,880
MetLife, Inc. unit	835,300	23,029,221
Montpelier Re Holdings Ltd.	1,063,700	18,391,373
PartnerRe Ltd.	486,620	31,168,011
Swiss Reinsurance Co. (Reg.)	321,551	22,475,692
The St. Paul Travelers Companies, Inc.	2,315,126	103,208,317
Willis Group Holdings Ltd.	766,600	24,607,860
XL Capital Ltd. Class A	415,820	25,489,766
		809,166,808
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	336,800	17,574,224
Equity Office Properties Trust	557,200	20,343,372
Equity Residential (SBI)	545,000	24,377,850
		62,295,446
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	292,310	11,131,165
Fannie Mae	2,881,010	138,576,581
Freddie Mac	1,081,300	61,644,913
Golden West Financial Corp., Delaware	248,700	18,453,540
Sovereign Bancorp, Inc.	1,457,558	29,602,993
		259,409,192
TOTAL FINANCIALS		2,950,814,188
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	2,517,732	92,551,828
Becton, Dickinson & Co.	113,800	6,956,594
Boston Scientific Corp. (a)	1,856,400	31,261,776
		130,770,198
Health Care Providers & Services - 0.3%
HCA, Inc.	289,700	12,500,555
Omnicare, Inc.	155,700	7,383,294
UnitedHealth Group, Inc.	221,247	9,907,441
		29,791,290
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co. (d)	2,213,300	$ 57,235,938
Eli Lilly & Co.	289,500	16,000,665
Johnson & Johnson	2,162,000	129,547,040
Merck & Co., Inc.	2,146,800	78,207,924
Novartis AG sponsored ADR	485,100	26,156,592
Pfizer, Inc.	5,852,100	137,348,787
Schering-Plough Corp.	3,318,530	63,151,626
Wyeth	2,044,900	90,814,009
		598,462,581
TOTAL HEALTH CARE		759,024,069
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
EADS NV	769,667	22,113,173
Honeywell International, Inc.	2,549,025	102,725,708
Lockheed Martin Corp.	1,057,000	75,829,180
The Boeing Co.	293,100	24,007,821
United Technologies Corp.	853,340	54,118,823
		278,794,705
Airlines - 0.1%
UAL Corp. (a)	282,011	8,747,981
Building Products - 0.3%
Masco Corp.	950,200	28,163,928
Commercial Services & Supplies - 0.7%
Cendant Corp.	1,938,100	31,571,649
Waste Management, Inc.	1,082,800	38,850,864
		70,422,513
Electrical Equipment - 0.4%
Emerson Electric Co.	498,700	41,796,047
Industrial Conglomerates - 3.1%
3M Co.	491,800	39,722,686
General Electric Co.	4,716,490	155,455,510
Textron, Inc.	306,000	28,207,080
Tyco International Ltd.	4,141,146	113,881,515
		337,266,791
Machinery - 3.0%
Briggs & Stratton Corp.	755,888	23,515,676
Caterpillar, Inc.	630,700	46,974,536
Deere & Co.	206,800	17,265,732
Dover Corp.	1,153,700	57,027,391
Eaton Corp.	165,700	12,493,780
Illinois Tool Works, Inc.	303,800	14,430,500
Ingersoll-Rand Co. Ltd. Class A	1,354,588	57,949,275
Navistar International Corp. (a)	483,595	11,901,273
SPX Corp.	1,359,200	76,047,240
		317,605,403
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	947,000	75,049,750

	Shares	Value (Note 1)
Laidlaw International, Inc.	268,000	$ 6,753,600
Union Pacific Corp.	287,100	26,688,816
		108,492,166
TOTAL INDUSTRIALS		1,191,289,534
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,414,600	47,157,138
Lucent Technologies, Inc. (a)	5,077,300	12,287,066
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	2,249
Motorola, Inc.	2,254,312	45,424,387
Nortel Networks Corp. (a)	621,100	1,389,270
		106,260,110
Computers & Peripherals - 2.2%
Dell, Inc. (a)	726,800	17,741,188
EMC Corp. (a)	2,323,400	25,487,698
Hewlett-Packard Co.	3,024,811	95,826,012
Imation Corp.	59,500	2,442,475
International Business Machines Corp.	978,900	75,199,098
Sun Microsystems, Inc. (a)	3,725,375	15,460,306
		232,156,777
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	289,900	9,149,244
Arrow Electronics, Inc. (a)	775,900	24,983,980
Avnet, Inc. (a)	1,481,530	29,660,231
Solectron Corp. (a)	5,630,400	19,255,968
		83,049,423
IT Services - 0.3%
MoneyGram International, Inc.	912,900	30,992,955
Office Electronics - 0.3%
Xerox Corp. (a)	2,842,900	39,544,739
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,151,900	37,022,066
Applied Materials, Inc.	2,108,200	34,321,496
Freescale Semiconductor, Inc.:
Class A (a)	17,710	513,590
Class B (a)	1,557,377	45,786,884
Intel Corp.	4,269,800	80,912,710
Micron Technology, Inc. (a)	1,694,200	25,514,652
Novellus Systems, Inc. (a)	103,500	2,556,450
Samsung Electronics Co. Ltd.	30,180	19,182,608
Teradyne, Inc. (a)	715,400	9,965,522
		255,775,978
Software - 1.0%
Microsoft Corp.	3,352,800	78,120,240
Oracle Corp. (a)	731,200	10,595,088
Symantec Corp. (a)	1,496,133	23,249,907
		111,965,235
TOTAL INFORMATION TECHNOLOGY		859,745,217
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 4.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	621,300	$ 39,713,496
Arkema (a)	12,180	475,366
Arkema sponsored ADR (a)	69,005	2,667,036
Ashland, Inc.	353,500	23,578,450
Bayer AG sponsored ADR	270,700	12,427,837
Celanese Corp. Class A	774,100	15,807,122
Chemtura Corp.	2,044,164	19,092,493
Dow Chemical Co.	742,300	28,971,969
E.I. du Pont de Nemours & Co.	755,000	31,408,000
Georgia Gulf Corp.	700,700	17,531,514
Lyondell Chemical Co. (d)	1,336,593	30,287,186
PolyOne Corp. (a)	1,126,200	9,888,036
Rohm & Haas Co.	206,600	10,354,792
Tronox, Inc. Class B	153,376	2,019,962
		244,223,259
Containers & Packaging - 0.3%
Amcor Ltd.	1,784,800	8,860,179
Smurfit-Stone Container Corp. (a)	2,320,072	25,381,588
		34,241,767
Metals & Mining - 1.3%
Alcan, Inc.	642,100	30,077,407
Alcoa, Inc.	2,399,116	77,635,394
Freeport-McMoRan Copper & Gold, Inc. Class B	195,004	10,805,172
Phelps Dodge Corp.	188,000	15,446,080
		133,964,053
Paper & Forest Products - 0.6%
International Paper Co.	1,105,400	35,704,420
Weyerhaeuser Co.	519,600	32,345,100
		68,049,520
TOTAL MATERIALS		480,478,599
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	7,380,893	205,853,106
BellSouth Corp.	4,481,099	162,215,784
Consolidated Communications Holdings, Inc.	364,300	6,058,309
Embarq Corp. (a)	127,955	5,244,875
Philippine Long Distance Telephone Co. sponsored ADR (d)	633,500	21,868,420
Qwest Communications International, Inc. (a)	5,870,900	47,495,581

	Shares	Value (Note 1)
Telkom SA Ltd. sponsored ADR	249,575	$ 18,468,550
Verizon Communications, Inc.	3,793,702	127,051,080
		594,255,705
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	2,738,100	54,734,619
Vodafone Group PLC sponsored ADR	1,426,500	30,384,450
		85,119,069
TOTAL TELECOMMUNICATION SERVICES		679,374,774
UTILITIES - 3.2%
Electric Utilities - 0.4%
Entergy Corp.	599,000	42,379,250
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,644,400	30,339,180
TXU Corp.	788,840	47,164,744
		77,503,924
Multi-Utilities - 2.1%
Dominion Resources, Inc.	985,400	73,698,066
Duke Energy Corp.	921,000	27,049,770
NorthWestern Energy Corp.	124,800	4,286,880
Public Service Enterprise Group, Inc.	955,500	63,177,660
Wisconsin Energy Corp.	1,309,400	52,768,820
		220,981,196
TOTAL UTILITIES		340,864,370
TOTAL COMMON STOCKS (Cost $7,842,844,796)		10,505,883,461
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	11,165,350
General Motors Corp.:
Series B, 5.25%	359,600	6,584,276
Series C, 6.25%	253,100	5,097,434
		22,847,060
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,279,199
TOTAL CONSUMER DISCRETIONARY		31,126,259
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,972,180
The Chubb Corp. Series B, 7.00%	120,100	4,235,567
Travelers Property Casualty Corp. 4.50%	208,200	5,059,260
XL Capital Ltd. 6.50%	475,300	9,976,547
		23,243,554
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	176,300	$ 8,832,630
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	135,550	15,190,682
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,042,524
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,898,028)		80,435,649
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 3,640,000	3,863,132
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	10,801,500
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,431,975
		24,233,475
TOTAL CONSUMER DISCRETIONARY		28,096,607
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	6,770,340
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	6,091,868
5.25% 12/15/11 (e)	11,850,000	14,492,550
		20,584,418
TOTAL CONVERTIBLE BONDS		55,451,365
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	12,743,690
TOTAL CORPORATE BONDS (Cost $69,151,063)		68,195,055
Money Market Funds - 2.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	49,268,505	$ 49,268,505
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	175,543,038	175,543,038
TOTAL MONEY MARKET FUNDS (Cost $224,811,543)		224,811,543
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,232,705,430)		10,879,325,708
NET OTHER ASSETS - (1.8)%		(189,512,616)
NET ASSETS - 100%	$ 10,689,813,092
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,726,025 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,895,125 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 15,612,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 413,865
Fidelity Securities Lending Cash Central Fund	1,063,479
Total	$ 1,477,344
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
France	2.0%
United Kingdom	1.7%
Cayman Islands	1.5%
Netherlands Antilles	1.5%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $174,191,840) - See accompanying schedule: Unaffiliated issuers (cost $8,007,893,887)	$ 10,654,514,165
Affiliated Central Funds (cost $224,811,543)	224,811,543
Total Investments (cost $8,232,705,430)		$ 10,879,325,708
Cash		254,868
Foreign currency held at value (cost $449,779)		449,878
Receivable for investments sold		64,314,375
Receivable for fund shares sold		3,637,215
Dividends receivable		14,172,693
Interest receivable		364,026
Prepaid expenses		21,632
Other receivables		273,402
Total assets		10,962,813,797

Liabilities
Payable for investments purchased	$ 85,935,380
Payable for fund shares redeemed	5,689,951
Accrued management fee	4,086,264
Distribution fees payable	474,139
Other affiliated payables	983,598
Other payables and accrued expenses	288,335
Collateral on securities loaned, at value	175,543,038
Total liabilities		273,000,705

Net Assets		$ 10,689,813,092
Net Assets consist of:
Paid in capital		$ 7,613,401,865
Undistributed net investment income		91,019,752
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		338,775,261
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,646,616,214
Net Assets		$ 10,689,813,092

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,643,976,176 ÷ 306,303,303 shares)	$ 24.96

Service Class: Net Asset Value, offering price and redemption price per share ($1,055,819,533 ÷ 42,459,366 shares)	$ 24.87

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,891,981,006 ÷ 76,762,891 shares)	$ 24.65

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,592,657 ÷ 431,654 shares)	$ 24.54

Investor Class: Net Asset Value, offering price and redemption price per share ($87,443,720 ÷ 3,509,435 shares)	$ 24.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 121,002,787
Interest		1,764,495
Income from affiliated Central Funds (including $1,063,479 from security lending)		1,477,344
Total income		124,244,626

Expenses
Management fee	$ 25,337,022
Transfer agent fees	3,666,883
Distribution fees	2,849,221
Accounting and security lending fees	716,683
Independent trustees' compensation	20,876
Appreciation in deferred trustee compensation account	12,410
Custodian fees and expenses	129,522
Audit	61,999
Legal	68,946
Interest	58,940
Miscellaneous	268,106
Total expenses before reductions	33,190,608
Expense reductions	(194,725)	32,995,883
Net investment income (loss)		91,248,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362,304,464
Foreign currency transactions	7,684
Total net realized gain (loss)		362,312,148
Change in net unrealized appreciation (depreciation) on: Investment securities	87,089,117
Assets and liabilities in foreign currencies	(952)
Total change in net unrealized appreciation (depreciation)		87,088,165
Net gain (loss)		449,400,313
Net increase (decrease) in net assets resulting from operations		$ 540,649,056

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,248,743	$ 180,286,741
Net realized gain (loss)	362,312,148	551,406,495
Change in net unrealized appreciation (depreciation)	87,088,165	(133,326,683)
Net increase (decrease) in net assets resulting from operations	540,649,056	598,366,553
Distributions to shareholders from net investment income	(180,405,824)	(175,959,121)
Distributions to shareholders from net realized gain	(556,239,405)	(394,382,958)
Total distributions	(736,645,229)	(570,342,079)
Share transactions - net increase (decrease)	159,472,265	(588,913,583)
Redemption fees	662	2,560
Total increase (decrease) in net assets	(36,523,246)	(560,886,549)

Net Assets
Beginning of period	10,726,336,338	11,287,222,887
End of period (including undistributed net investment income of $91,019,752 and undistributed net investment income of $180,172,674, respectively)	$ 10,689,813,092	$ 10,726,336,338

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss) E	.22	.42	.40	.36	.34	.34
Net realized and unrealized gain (loss)	1.04	1.00	2.24	5.01	(4.08)	(1.51)
Total from investment operations	1.26	1.42	2.64	5.37	(3.74)	(1.17)
Distributions from net investment income	(.45)	(.41)	(.36)	(.35)	(.36)	(.42)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.79)	(1.30)	(.45)	(.35)	(.85)	(1.60)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.96	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total Return B, C, D	5.12%	5.87%	11.53%	30.33%	(16.95)%	(4.96)%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of all reductions	.55% A	.55%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.73% A	1.71%	1.71%	1.83%	1.70%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,643,976	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Income from Investment Operations
Net investment income (loss) E	.20	.39	.38	.34	.32	.31
Net realized and unrealized gain (loss)	1.04	1.00	2.22	5.00	(4.06)	(1.51)
Total from investment operations	1.24	1.39	2.60	5.34	(3.74)	(1.20)
Distributions from net investment income	(.42)	(.39)	(.34)	(.33)	(.34)	(.40)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.76)	(1.28)	(.43)	(.33)	(.83)	(1.58)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.87	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Total Return B, C, D	5.07%	5.76%	11.38%	30.22%	(17.00)%	(5.09)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.67%	.66%	.66%	.67%
Net investment income (loss)	1.63% A	1.61%	1.61%	1.73%	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,055,820	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.28	.27
Net realized and unrealized gain (loss)	1.03	.98	2.21	4.97	(4.04)	(1.50)
Total from investment operations	1.21	1.33	2.55	5.28	(3.76)	(1.23)
Distributions from net investment income	(.39)	(.36)	(.33)	(.32)	(.34)	(.41)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.73)	(1.25)	(.42)	(.32)	(.83)	(1.59)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.65	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Total Return B, C, D	5.00%	5.57%	11.23%	30.03%	(17.15)%	(5.23)%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.82%	.83%
Net investment income (loss)	1.48% A	1.46%	1.46%	1.58%	1.44%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,891,981	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 F
Net asset value, beginning of period	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.18
Net realized and unrealized gain (loss)	1.02	.99	2.20	4.96	(4.01)
Total from investment operations	1.20	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.40)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	-
Total distributions	(1.74)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 24.54	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	4.99%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.48% A	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,593	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	20% A	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2005 F
Net asset value, beginning of period	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.20	.17
Net realized and unrealized gain (loss)	1.04	.85
Total from investment operations	1.24	1.02
Distributions from net investment income	(.46)	-
Distributions from net realized gain	(1.34)	-
Total distributions	(1.80)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 24.92	$ 25.48
Total Return B, C, D	5.05%	4.17%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.74% A
Expenses net of fee waivers, if any	.69% A	.74% A
Expenses net of all reductions	.68% A	.73% A
Net investment income (loss)	1.60% A	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,444	$ 37,500
Portfolio turnover rate	20% A	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as VIP Equity-Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,111,279,174
Unrealized depreciation	(474,927,088)
Net unrealized appreciation (depreciation)	$ 2,636,352,086
Cost for federal income tax purposes	$ 8,242,973,622

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,056,452,346 and $1,527,484,468, respectively.

VIP Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 541,167
Service Class 2	2,295,018
Service Class 2R	13,036
$ 2,849,221

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,619,352
Service Class	358,646
Service Class 2	622,319
Service Class 2R	3,474
Investor Class	63,092
$ 3,666,883

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,476 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,834,902	4.77%	$ 53,408

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $16,111 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,306,333. The weighted average interest rate was 5.27%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,508 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,217.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 134,846,596	$ 137,602,640
Service Class	17,470,661	17,563,270
Service Class 2	27,087,115	20,698,826
Service Class 2R	157,721	94,385
Investor Class	843,731	-
Total	$ 180,405,824	$ 175,959,121
From net realized gain
Initial Class	$ 405,144,480	$ 302,386,049
Service Class	55,739,729	40,600,805
Service Class 2	92,358,102	51,172,097
Service Class 2R	523,133	224,007
Investor Class	2,473,961	-
Total	$ 556,239,405	$ 394,382,958

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Equity-Income Portfolio

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	3,839,226	9,995,592	$ 96,843,423	$ 243,588,116
Reinvestment of distributions	22,240,160	18,234,094	539,991,076	439,988,689
Shares redeemed	(28,768,916)	(61,778,854)	(726,539,912)	(1,504,207,375)
Net increase (decrease)	(2,689,530)	(33,549,168)	$ (89,705,413)	$ (820,630,570)
Service Class
Shares sold	971,404	1,664,065	$ 24,253,794	$ 40,334,290
Reinvestment of distributions	3,023,973	2,417,459	73,210,390	58,164,074
Shares redeemed	(4,066,015)	(7,864,758)	(102,209,268)	(190,937,287)
Net increase (decrease)	(70,638)	(3,783,234)	$ (4,745,084)	$ (92,438,923)
Service Class 2
Shares sold	7,622,309	15,407,445	$ 189,522,765	$ 370,175,387
Reinvestment of distributions	4,974,811	3,009,670	119,445,217	71,870,922
Shares redeemed	(4,302,833)	(6,593,873)	(107,259,782)	(158,371,244)
Net increase (decrease)	8,294,287	11,823,242	$ 201,708,200	$ 283,675,065
Service Class 2R
Shares sold	102,796	229,939	$ 2,550,417	$ 5,501,232
Reinvestment of distributions	28,488	13,378	680,853	318,391
Shares redeemed	(84,414)	(83,085)	(2,095,562)	(1,983,529)
Net increase (decrease)	46,870	160,232	$ 1,135,708	$ 3,836,094
Investor Class
Shares sold	2,051,820	1,480,945	$ 51,613,559	$ 36,874,007
Reinvestment of distributions	136,756	-	3,317,692	-
Shares redeemed	(150,995)	(9,091)	(3,852,397)	(229,256)
Net increase (decrease)	2,037,581	1,471,854	$ 51,078,854	$ 36,644,751

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Equity-Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0806
1.705693.108

Fidelity® Variable Insurance Products:

Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,051.20	$ 2.85
HypotheticalA	$ 1,000.00	$ 1,022.02	$ 2.81
Service Class
Actual	$ 1,000.00	$ 1,050.70	$ 3.36
HypotheticalA	$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2
Actual	$ 1,000.00	$ 1,050.00	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2R
Actual	$ 1,000.00	$ 1,049.90	$ 4.12
HypotheticalA	$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class
Actual	$ 1,000.00	$ 1,050.50	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%
Investor Class	.69%

Semiannual Report

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.1	3.1
Bank of America Corp.	3.3	3.0
Citigroup, Inc.	2.6	2.7
American International Group, Inc.	2.5	2.7
JPMorgan Chase & Co.	2.3	2.3
AT&T, Inc.	1.9	1.7
Total SA sponsored ADR	1.6	2.1
Schlumberger Ltd. (NY Shares)	1.5	1.3
BellSouth Corp.	1.5	1.2
Wachovia Corp.	1.5	1.5
	22.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.8	28.9
Energy	13.1	11.8
Consumer Discretionary	12.1	11.9
Industrials	11.3	11.0
Information Technology	8.2	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Stocks 99.1%		Stocks 98.8%
	Bonds 0.6%		Bonds 0.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.9%	** Foreign investments	11.8%

Semiannual Report

VIP Equity-Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	336,400	$ 5,755,804
Johnson Controls, Inc.	203,425	16,725,604
		22,481,408
Automobiles - 1.3%
General Motors Corp. (d)	976,400	29,086,956
Harley-Davidson, Inc.	249,400	13,689,566
Hyundai Motor Co.	187,710	15,947,535
Monaco Coach Corp.	188,200	2,390,140
Renault SA	229,101	24,617,544
Toyota Motor Corp. sponsored ADR	430,700	45,046,913
Winnebago Industries, Inc. (d)	374,700	11,630,688
		142,409,342
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,580,000	12,861,200
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	207,165	9,040,681
McDonald's Corp.	373,000	12,532,800
WMS Industries, Inc. (a)	217,600	5,960,064
		27,533,545
Household Durables - 1.2%
Newell Rubbermaid, Inc.	2,509,600	64,822,968
Sony Corp. sponsored ADR	289,900	12,767,196
Whirlpool Corp.	624,534	51,617,735
		129,207,899
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	899,869	15,531,739
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. (d)	1,464,000	34,813,920
Media - 5.5%
CBS Corp. Class B	1,667,943	45,117,858
Clear Channel Communications, Inc.	2,831,900	87,647,305
Comcast Corp. Class A (a)	2,427,891	79,489,151
Discovery Holding Co. Class A (a)	368,167	5,386,283
Gannett Co., Inc.	289,800	16,208,514
Liberty Media Holding Corp. - Capital Series A (a)	179,973	15,076,338
Live Nation, Inc. (a)	434,225	8,840,821
McGraw-Hill Companies, Inc.	41,500	2,084,545
News Corp. Class A	1,140,016	21,865,507
NTL, Inc.	812,888	20,240,899
The McClatchy Co. Class A (d)	153,591	6,162,071
The New York Times Co. Class A (d)	929,525	22,810,544
The Reader's Digest Association, Inc. (non-vtg.)	1,481,965	20,688,231
The Walt Disney Co.	1,800,000	54,000,000
Time Warner, Inc.	5,798,350	100,311,455

	Shares	Value (Note 1)
Viacom, Inc. Class B (non-vtg.) (a)	1,503,743	$ 53,894,149
Vivendi Universal SA sponsored ADR	708,000	24,716,280
		584,539,951
Multiline Retail - 1.3%
Big Lots, Inc. (a)(d)	1,704,756	29,117,237
Dollar Tree Stores, Inc. (a)	1,349,400	35,759,100
Family Dollar Stores, Inc.	1,072,100	26,191,403
Federated Department Stores, Inc.	1,100,800	40,289,280
Sears Holdings Corp. (a)	67,387	10,434,203
		141,791,223
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,019,650	44,232,417
Home Depot, Inc.	549,700	19,673,763
OfficeMax, Inc.	146,000	5,949,500
RadioShack Corp.	1,425,700	19,959,800
Tiffany & Co., Inc.	229,800	7,587,996
		97,403,476
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	553,040	20,495,662
VF Corp.	229,300	15,574,056
		36,069,718
TOTAL CONSUMER DISCRETIONARY		1,244,643,421
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	1,222,900	55,752,011
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	2,665,800	128,411,586
Food Products - 0.5%
Corn Products International, Inc.	620,700	18,993,420
Kraft Foods, Inc. Class A	1,170,900	36,180,810
		55,174,230
Household Products - 1.6%
Colgate-Palmolive Co.	1,855,400	111,138,460
Kimberly-Clark Corp.	763,600	47,114,120
Procter & Gamble Co.	265,442	14,758,575
		173,011,155
Personal Products - 0.6%
Avon Products, Inc.	1,950,070	60,452,170
Tobacco - 1.2%
Altria Group, Inc.	1,684,600	123,700,178
TOTAL CONSUMER STAPLES		596,501,330
ENERGY - 13.1%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,109,100	90,779,835
BJ Services Co.	726,890	27,083,921
Halliburton Co.	475,800	35,309,118
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	639,300	$ 47,576,706
Schlumberger Ltd. (NY Shares)	2,496,120	162,522,373
		363,271,953
Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	589,980	40,266,135
BP PLC sponsored ADR	1,406,942	97,937,233
Chevron Corp.	2,076,142	128,845,373
ConocoPhillips	893,000	58,518,290
Double Hull Tankers, Inc.	409,300	5,513,271
El Paso Corp.	1,042,900	15,643,500
EOG Resources, Inc.	393,300	27,271,422
Exxon Mobil Corp.	7,122,636	436,973,712
Hess Corp.	186,200	9,840,670
Kerr-McGee Corp.	290,000	20,111,500
Lukoil Oil Co. sponsored ADR	208,400	17,505,600
Total SA sponsored ADR	2,570,392	168,412,084
Williams Companies, Inc.	558,100	13,037,216
		1,039,876,006
TOTAL ENERGY		1,403,147,959
FINANCIALS - 27.6%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	604,702	27,012,038
Bank of New York Co., Inc.	2,702,300	87,014,060
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	624,500	13,895,125
Mellon Financial Corp.	1,543,000	53,125,490
Merrill Lynch & Co., Inc.	1,213,600	84,418,016
Morgan Stanley	1,781,500	112,608,615
Nomura Holdings, Inc.	935,000	17,578,000
State Street Corp.	462,153	26,846,468
		422,497,812
Commercial Banks - 4.3%
Bank of China Ltd. (H Shares)	9,754,000	4,427,214
Comerica, Inc.	187,900	9,768,921
KeyCorp	728,500	25,992,880
Kookmin Bank sponsored ADR	389,000	32,310,340
Lloyds TSB Group PLC	2,118,800	20,828,563
Marshall & Ilsley Corp.	416,300	19,041,562
Royal Bank of Scotland Group PLC	592,888	19,497,121
U.S. Bancorp, Delaware	1,479,938	45,700,485
Wachovia Corp.	2,890,461	156,316,131
Wells Fargo & Co.	1,832,200	122,903,976
		456,787,193
Consumer Finance - 0.5%
American Express Co.	1,045,196	55,625,331

	Shares	Value (Note 1)
Diversified Financial Services - 8.3%
Bank of America Corp.	7,302,777	$ 351,263,574
Citigroup, Inc.	5,713,019	275,596,037
FirstRand Ltd.	6,223,429	14,668,891
JPMorgan Chase & Co.	5,797,712	243,503,904
		885,032,406
Insurance - 7.6%
ACE Ltd.	2,159,796	109,264,080
Allianz AG sponsored ADR	1,071,900	16,936,020
Allstate Corp.	1,134,400	62,085,712
American International Group, Inc.	4,414,350	260,667,368
Genworth Financial, Inc. Class A (non-vtg.)	993,700	34,620,508
Hartford Financial Services Group, Inc.	912,800	77,222,880
MetLife, Inc. unit	835,300	23,029,221
Montpelier Re Holdings Ltd.	1,063,700	18,391,373
PartnerRe Ltd.	486,620	31,168,011
Swiss Reinsurance Co. (Reg.)	321,551	22,475,692
The St. Paul Travelers Companies, Inc.	2,315,126	103,208,317
Willis Group Holdings Ltd.	766,600	24,607,860
XL Capital Ltd. Class A	415,820	25,489,766
		809,166,808
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	336,800	17,574,224
Equity Office Properties Trust	557,200	20,343,372
Equity Residential (SBI)	545,000	24,377,850
		62,295,446
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	292,310	11,131,165
Fannie Mae	2,881,010	138,576,581
Freddie Mac	1,081,300	61,644,913
Golden West Financial Corp., Delaware	248,700	18,453,540
Sovereign Bancorp, Inc.	1,457,558	29,602,993
		259,409,192
TOTAL FINANCIALS		2,950,814,188
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	2,517,732	92,551,828
Becton, Dickinson & Co.	113,800	6,956,594
Boston Scientific Corp. (a)	1,856,400	31,261,776
		130,770,198
Health Care Providers & Services - 0.3%
HCA, Inc.	289,700	12,500,555
Omnicare, Inc.	155,700	7,383,294
UnitedHealth Group, Inc.	221,247	9,907,441
		29,791,290
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co. (d)	2,213,300	$ 57,235,938
Eli Lilly & Co.	289,500	16,000,665
Johnson & Johnson	2,162,000	129,547,040
Merck & Co., Inc.	2,146,800	78,207,924
Novartis AG sponsored ADR	485,100	26,156,592
Pfizer, Inc.	5,852,100	137,348,787
Schering-Plough Corp.	3,318,530	63,151,626
Wyeth	2,044,900	90,814,009
		598,462,581
TOTAL HEALTH CARE		759,024,069
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
EADS NV	769,667	22,113,173
Honeywell International, Inc.	2,549,025	102,725,708
Lockheed Martin Corp.	1,057,000	75,829,180
The Boeing Co.	293,100	24,007,821
United Technologies Corp.	853,340	54,118,823
		278,794,705
Airlines - 0.1%
UAL Corp. (a)	282,011	8,747,981
Building Products - 0.3%
Masco Corp.	950,200	28,163,928
Commercial Services & Supplies - 0.7%
Cendant Corp.	1,938,100	31,571,649
Waste Management, Inc.	1,082,800	38,850,864
		70,422,513
Electrical Equipment - 0.4%
Emerson Electric Co.	498,700	41,796,047
Industrial Conglomerates - 3.1%
3M Co.	491,800	39,722,686
General Electric Co.	4,716,490	155,455,510
Textron, Inc.	306,000	28,207,080
Tyco International Ltd.	4,141,146	113,881,515
		337,266,791
Machinery - 3.0%
Briggs & Stratton Corp.	755,888	23,515,676
Caterpillar, Inc.	630,700	46,974,536
Deere & Co.	206,800	17,265,732
Dover Corp.	1,153,700	57,027,391
Eaton Corp.	165,700	12,493,780
Illinois Tool Works, Inc.	303,800	14,430,500
Ingersoll-Rand Co. Ltd. Class A	1,354,588	57,949,275
Navistar International Corp. (a)	483,595	11,901,273
SPX Corp.	1,359,200	76,047,240
		317,605,403
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	947,000	75,049,750

	Shares	Value (Note 1)
Laidlaw International, Inc.	268,000	$ 6,753,600
Union Pacific Corp.	287,100	26,688,816
		108,492,166
TOTAL INDUSTRIALS		1,191,289,534
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,414,600	47,157,138
Lucent Technologies, Inc. (a)	5,077,300	12,287,066
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	2,249
Motorola, Inc.	2,254,312	45,424,387
Nortel Networks Corp. (a)	621,100	1,389,270
		106,260,110
Computers & Peripherals - 2.2%
Dell, Inc. (a)	726,800	17,741,188
EMC Corp. (a)	2,323,400	25,487,698
Hewlett-Packard Co.	3,024,811	95,826,012
Imation Corp.	59,500	2,442,475
International Business Machines Corp.	978,900	75,199,098
Sun Microsystems, Inc. (a)	3,725,375	15,460,306
		232,156,777
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	289,900	9,149,244
Arrow Electronics, Inc. (a)	775,900	24,983,980
Avnet, Inc. (a)	1,481,530	29,660,231
Solectron Corp. (a)	5,630,400	19,255,968
		83,049,423
IT Services - 0.3%
MoneyGram International, Inc.	912,900	30,992,955
Office Electronics - 0.3%
Xerox Corp. (a)	2,842,900	39,544,739
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,151,900	37,022,066
Applied Materials, Inc.	2,108,200	34,321,496
Freescale Semiconductor, Inc.:
Class A (a)	17,710	513,590
Class B (a)	1,557,377	45,786,884
Intel Corp.	4,269,800	80,912,710
Micron Technology, Inc. (a)	1,694,200	25,514,652
Novellus Systems, Inc. (a)	103,500	2,556,450
Samsung Electronics Co. Ltd.	30,180	19,182,608
Teradyne, Inc. (a)	715,400	9,965,522
		255,775,978
Software - 1.0%
Microsoft Corp.	3,352,800	78,120,240
Oracle Corp. (a)	731,200	10,595,088
Symantec Corp. (a)	1,496,133	23,249,907
		111,965,235
TOTAL INFORMATION TECHNOLOGY		859,745,217
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 4.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	621,300	$ 39,713,496
Arkema (a)	12,180	475,366
Arkema sponsored ADR (a)	69,005	2,667,036
Ashland, Inc.	353,500	23,578,450
Bayer AG sponsored ADR	270,700	12,427,837
Celanese Corp. Class A	774,100	15,807,122
Chemtura Corp.	2,044,164	19,092,493
Dow Chemical Co.	742,300	28,971,969
E.I. du Pont de Nemours & Co.	755,000	31,408,000
Georgia Gulf Corp.	700,700	17,531,514
Lyondell Chemical Co. (d)	1,336,593	30,287,186
PolyOne Corp. (a)	1,126,200	9,888,036
Rohm & Haas Co.	206,600	10,354,792
Tronox, Inc. Class B	153,376	2,019,962
		244,223,259
Containers & Packaging - 0.3%
Amcor Ltd.	1,784,800	8,860,179
Smurfit-Stone Container Corp. (a)	2,320,072	25,381,588
		34,241,767
Metals & Mining - 1.3%
Alcan, Inc.	642,100	30,077,407
Alcoa, Inc.	2,399,116	77,635,394
Freeport-McMoRan Copper & Gold, Inc. Class B	195,004	10,805,172
Phelps Dodge Corp.	188,000	15,446,080
		133,964,053
Paper & Forest Products - 0.6%
International Paper Co.	1,105,400	35,704,420
Weyerhaeuser Co.	519,600	32,345,100
		68,049,520
TOTAL MATERIALS		480,478,599
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	7,380,893	205,853,106
BellSouth Corp.	4,481,099	162,215,784
Consolidated Communications Holdings, Inc.	364,300	6,058,309
Embarq Corp. (a)	127,955	5,244,875
Philippine Long Distance Telephone Co. sponsored ADR (d)	633,500	21,868,420
Qwest Communications International, Inc. (a)	5,870,900	47,495,581

	Shares	Value (Note 1)
Telkom SA Ltd. sponsored ADR	249,575	$ 18,468,550
Verizon Communications, Inc.	3,793,702	127,051,080
		594,255,705
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	2,738,100	54,734,619
Vodafone Group PLC sponsored ADR	1,426,500	30,384,450
		85,119,069
TOTAL TELECOMMUNICATION SERVICES		679,374,774
UTILITIES - 3.2%
Electric Utilities - 0.4%
Entergy Corp.	599,000	42,379,250
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,644,400	30,339,180
TXU Corp.	788,840	47,164,744
		77,503,924
Multi-Utilities - 2.1%
Dominion Resources, Inc.	985,400	73,698,066
Duke Energy Corp.	921,000	27,049,770
NorthWestern Energy Corp.	124,800	4,286,880
Public Service Enterprise Group, Inc.	955,500	63,177,660
Wisconsin Energy Corp.	1,309,400	52,768,820
		220,981,196
TOTAL UTILITIES		340,864,370
TOTAL COMMON STOCKS (Cost $7,842,844,796)		10,505,883,461
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	11,165,350
General Motors Corp.:
Series B, 5.25%	359,600	6,584,276
Series C, 6.25%	253,100	5,097,434
		22,847,060
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,279,199
TOTAL CONSUMER DISCRETIONARY		31,126,259
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,972,180
The Chubb Corp. Series B, 7.00%	120,100	4,235,567
Travelers Property Casualty Corp. 4.50%	208,200	5,059,260
XL Capital Ltd. 6.50%	475,300	9,976,547
		23,243,554
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	176,300	$ 8,832,630
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	135,550	15,190,682
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,042,524
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,898,028)		80,435,649
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 3,640,000	3,863,132
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	10,801,500
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,431,975
		24,233,475
TOTAL CONSUMER DISCRETIONARY		28,096,607
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	6,770,340
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	6,091,868
5.25% 12/15/11 (e)	11,850,000	14,492,550
		20,584,418
TOTAL CONVERTIBLE BONDS		55,451,365
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	12,743,690
TOTAL CORPORATE BONDS (Cost $69,151,063)		68,195,055
Money Market Funds - 2.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	49,268,505	$ 49,268,505
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	175,543,038	175,543,038
TOTAL MONEY MARKET FUNDS (Cost $224,811,543)		224,811,543
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $8,232,705,430)		10,879,325,708
NET OTHER ASSETS - (1.8)%		(189,512,616)
NET ASSETS - 100%	$ 10,689,813,092
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,726,025 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,895,125 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 15,612,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 413,865
Fidelity Securities Lending Cash Central Fund	1,063,479
Total	$ 1,477,344
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.1%
France	2.0%
United Kingdom	1.7%
Cayman Islands	1.5%
Netherlands Antilles	1.5%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $174,191,840) - See accompanying schedule: Unaffiliated issuers (cost $8,007,893,887)	$ 10,654,514,165
Affiliated Central Funds (cost $224,811,543)	224,811,543
Total Investments (cost $8,232,705,430)		$ 10,879,325,708
Cash		254,868
Foreign currency held at value (cost $449,779)		449,878
Receivable for investments sold		64,314,375
Receivable for fund shares sold		3,637,215
Dividends receivable		14,172,693
Interest receivable		364,026
Prepaid expenses		21,632
Other receivables		273,402
Total assets		10,962,813,797

Liabilities
Payable for investments purchased	$ 85,935,380
Payable for fund shares redeemed	5,689,951
Accrued management fee	4,086,264
Distribution fees payable	474,139
Other affiliated payables	983,598
Other payables and accrued expenses	288,335
Collateral on securities loaned, at value	175,543,038
Total liabilities		273,000,705

Net Assets		$ 10,689,813,092
Net Assets consist of:
Paid in capital		$ 7,613,401,865
Undistributed net investment income		91,019,752
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		338,775,261
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,646,616,214
Net Assets		$ 10,689,813,092

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($7,643,976,176 ÷ 306,303,303 shares)	$ 24.96

Service Class: Net Asset Value, offering price and redemption price per share ($1,055,819,533 ÷ 42,459,366 shares)	$ 24.87

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,891,981,006 ÷ 76,762,891 shares)	$ 24.65

Service Class 2R: Net Asset Value, offering price and redemption price per share ($10,592,657 ÷ 431,654 shares)	$ 24.54

Investor Class: Net Asset Value, offering price and redemption price per share ($87,443,720 ÷ 3,509,435 shares)	$ 24.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 121,002,787
Interest		1,764,495
Income from affiliated Central Funds (including $1,063,479 from security lending)		1,477,344
Total income		124,244,626

Expenses
Management fee	$ 25,337,022
Transfer agent fees	3,666,883
Distribution fees	2,849,221
Accounting and security lending fees	716,683
Independent trustees' compensation	20,876
Appreciation in deferred trustee compensation account	12,410
Custodian fees and expenses	129,522
Audit	61,999
Legal	68,946
Interest	58,940
Miscellaneous	268,106
Total expenses before reductions	33,190,608
Expense reductions	(194,725)	32,995,883
Net investment income (loss)		91,248,743
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	362,304,464
Foreign currency transactions	7,684
Total net realized gain (loss)		362,312,148
Change in net unrealized appreciation (depreciation) on: Investment securities	87,089,117
Assets and liabilities in foreign currencies	(952)
Total change in net unrealized appreciation (depreciation)		87,088,165
Net gain (loss)		449,400,313
Net increase (decrease) in net assets resulting from operations		$ 540,649,056

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,248,743	$ 180,286,741
Net realized gain (loss)	362,312,148	551,406,495
Change in net unrealized appreciation (depreciation)	87,088,165	(133,326,683)
Net increase (decrease) in net assets resulting from operations	540,649,056	598,366,553
Distributions to shareholders from net investment income	(180,405,824)	(175,959,121)
Distributions to shareholders from net realized gain	(556,239,405)	(394,382,958)
Total distributions	(736,645,229)	(570,342,079)
Share transactions - net increase (decrease)	159,472,265	(588,913,583)
Redemption fees	662	2,560
Total increase (decrease) in net assets	(36,523,246)	(560,886,549)

Net Assets
Beginning of period	10,726,336,338	11,287,222,887
End of period (including undistributed net investment income of $91,019,752 and undistributed net investment income of $180,172,674, respectively)	$ 10,689,813,092	$ 10,726,336,338

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75	$ 25.52
Income from Investment Operations
Net investment income (loss) E	.22	.42	.40	.36	.34	.34
Net realized and unrealized gain (loss)	1.04	1.00	2.24	5.01	(4.08)	(1.51)
Total from investment operations	1.26	1.42	2.64	5.37	(3.74)	(1.17)
Distributions from net investment income	(.45)	(.41)	(.36)	(.35)	(.36)	(.42)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.79)	(1.30)	(.45)	(.35)	(.85)	(1.60)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.96	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Total Return B, C, D	5.12%	5.87%	11.53%	30.33%	(16.95)%	(4.96)%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.57%	.57%	.58%
Expenses net of all reductions	.55% A	.55%	.57%	.56%	.56%	.57%
Net investment income (loss)	1.73% A	1.71%	1.71%	1.83%	1.70%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,643,976	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940	$ 9,256,205
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67	$ 25.45
Income from Investment Operations
Net investment income (loss) E	.20	.39	.38	.34	.32	.31
Net realized and unrealized gain (loss)	1.04	1.00	2.22	5.00	(4.06)	(1.51)
Total from investment operations	1.24	1.39	2.60	5.34	(3.74)	(1.20)
Distributions from net investment income	(.42)	(.39)	(.34)	(.33)	(.34)	(.40)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.76)	(1.28)	(.43)	(.33)	(.83)	(1.58)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.87	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Total Return B, C, D	5.07%	5.76%	11.38%	30.22%	(17.00)%	(5.09)%
Ratios to Average Net Assets F
Expenses before reductions	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.66% A	.66%	.68%	.67%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.67%	.66%	.66%	.67%
Net investment income (loss)	1.63% A	1.61%	1.61%	1.73%	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,055,820	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516	$ 836,017
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002	2001
Net asset value, beginning of period	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.28	.27
Net realized and unrealized gain (loss)	1.03	.98	2.21	4.97	(4.04)	(1.50)
Total from investment operations	1.21	1.33	2.55	5.28	(3.76)	(1.23)
Distributions from net investment income	(.39)	(.36)	(.33)	(.32)	(.34)	(.41)
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	(.49)	(1.18)
Total distributions	(1.73)	(1.25)	(.42)	(.32)	(.83)	(1.59)
Redemption fees added to paid in capital	- E, G	- E, G	- E, G	- E, G	- E, G	-
Net asset value, end of period	$ 24.65	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Total Return B, C, D	5.00%	5.57%	11.23%	30.03%	(17.15)%	(5.23)%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.83%	.84%
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.82%	.83%
Net investment income (loss)	1.48% A	1.46%	1.46%	1.58%	1.44%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,891,981	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632	$ 226,078
Portfolio turnover rate	20% A	19%	22%	26%	25%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2005	2004	2003	2002 F
Net asset value, beginning of period	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.18	.35	.34	.31	.18
Net realized and unrealized gain (loss)	1.02	.99	2.20	4.96	(4.01)
Total from investment operations	1.20	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.40)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(1.34)	(.89)	(.09)	-	-
Total distributions	(1.74)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-	-	-
Net asset value, end of period	$ 24.54	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	4.99%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.48% A	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,593	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate	20% A	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2005 F
Net asset value, beginning of period	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.20	.17
Net realized and unrealized gain (loss)	1.04	.85
Total from investment operations	1.24	1.02
Distributions from net investment income	(.46)	-
Distributions from net realized gain	(1.34)	-
Total distributions	(1.80)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 24.92	$ 25.48
Total Return B, C, D	5.05%	4.17%
Ratios to Average Net Assets G
Expenses before reductions	.69% A	.74% A
Expenses net of fee waivers, if any	.69% A	.74% A
Expenses net of all reductions	.68% A	.73% A
Net investment income (loss)	1.60% A	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,444	$ 37,500
Portfolio turnover rate	20% A	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as VIP Equity-Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,111,279,174
Unrealized depreciation	(474,927,088)
Net unrealized appreciation (depreciation)	$ 2,636,352,086
Cost for federal income tax purposes	$ 8,242,973,622

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,056,452,346 and $1,527,484,468, respectively.

VIP Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 541,167
Service Class 2	2,295,018
Service Class 2R	13,036
$ 2,849,221

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,619,352
Service Class	358,646
Service Class 2	622,319
Service Class 2R	3,474
Investor Class	63,092
$ 3,666,883

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,476 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,834,902	4.77%	$ 53,408

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $16,111 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,306,333. The weighted average interest rate was 5.27%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $193,508 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,217.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 134,846,596	$ 137,602,640
Service Class	17,470,661	17,563,270
Service Class 2	27,087,115	20,698,826
Service Class 2R	157,721	94,385
Investor Class	843,731	-
Total	$ 180,405,824	$ 175,959,121
From net realized gain
Initial Class	$ 405,144,480	$ 302,386,049
Service Class	55,739,729	40,600,805
Service Class 2	92,358,102	51,172,097
Service Class 2R	523,133	224,007
Investor Class	2,473,961	-
Total	$ 556,239,405	$ 394,382,958

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Equity-Income Portfolio

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	3,839,226	9,995,592	$ 96,843,423	$ 243,588,116
Reinvestment of distributions	22,240,160	18,234,094	539,991,076	439,988,689
Shares redeemed	(28,768,916)	(61,778,854)	(726,539,912)	(1,504,207,375)
Net increase (decrease)	(2,689,530)	(33,549,168)	$ (89,705,413)	$ (820,630,570)
Service Class
Shares sold	971,404	1,664,065	$ 24,253,794	$ 40,334,290
Reinvestment of distributions	3,023,973	2,417,459	73,210,390	58,164,074
Shares redeemed	(4,066,015)	(7,864,758)	(102,209,268)	(190,937,287)
Net increase (decrease)	(70,638)	(3,783,234)	$ (4,745,084)	$ (92,438,923)
Service Class 2
Shares sold	7,622,309	15,407,445	$ 189,522,765	$ 370,175,387
Reinvestment of distributions	4,974,811	3,009,670	119,445,217	71,870,922
Shares redeemed	(4,302,833)	(6,593,873)	(107,259,782)	(158,371,244)
Net increase (decrease)	8,294,287	11,823,242	$ 201,708,200	$ 283,675,065
Service Class 2R
Shares sold	102,796	229,939	$ 2,550,417	$ 5,501,232
Reinvestment of distributions	28,488	13,378	680,853	318,391
Shares redeemed	(84,414)	(83,085)	(2,095,562)	(1,983,529)
Net increase (decrease)	46,870	160,232	$ 1,135,708	$ 3,836,094
Investor Class
Shares sold	2,051,820	1,480,945	$ 51,613,559	$ 36,874,007
Reinvestment of distributions	136,756	-	3,317,692	-
Shares redeemed	(150,995)	(9,091)	(3,852,397)	(229,256)
Net increase (decrease)	2,037,581	1,471,854	$ 51,078,854	$ 36,644,751

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Equity-Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0806
1.833447.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund: Equity-Income Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund: Equity-Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006